Summary of Secured / Guaranteed Bank Borrowings (Parenthetical) (Detail)	Dec. 31, 2014 Guaranteed by the Group's plant and machinery with net book value Plant and machinery USD ($)	Dec. 31, 2014 Guaranteed by the Group's plant and machinery with net book value Plant and machinery CNY	Dec. 31, 2013 Guaranteed by the Group's plant and machinery with net book value Plant and machinery CNY	Dec. 31, 2013 Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's buildings with net book value Buildings CNY	Dec. 31, 2014 Jointly guaranteed by (i) the Company, and (ii) the Group's buildings and land use rights with net book value Buildings USD ($)	Dec. 31, 2014 Jointly guaranteed by (i) the Company, and (ii) the Group's buildings and land use rights with net book value Buildings CNY	Dec. 31, 2013 Jointly guaranteed by (i) the Company, and (ii) the Group's buildings and land use rights with net book value Buildings CNY	Dec. 31, 2014 Jointly guaranteed by (i) the Company, and (ii) the Group's buildings and land use rights with net book value Land use rights USD ($)	Dec. 31, 2014 Jointly guaranteed by (i) the Company, and (ii) the Group's buildings and land use rights with net book value Land use rights CNY	Dec. 31, 2013 Jointly guaranteed by (i) the Company, and (ii) the Group's buildings and land use rights with net book value Land use rights CNY	Dec. 31, 2014 Guaranteed by restricted deposit held by Bank of China Qidong Branch USD ($)	Dec. 31, 2013 Guaranteed by restricted deposit held by Bank of China Qidong Branch USD ($)
Dec. 31, 2014
Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's buildings, plant and machinery and land use rights with net book value
Plant and machinery
USD ($)

Dec. 31, 2014
Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's buildings, plant and machinery and land use rights with net book value
Plant and machinery
CNY
															Dec. 31, 2014 Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's buildings, plant and machinery and land use rights with net book value Buildings USD ($)	Dec. 31, 2014 Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's buildings, plant and machinery and land use rights with net book value Buildings CNY
Dec. 31, 2014
Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's buildings, plant and machinery and land use rights with net book value
Land use rights
USD ($)
																		Dec. 31, 2014 Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's buildings, plant and machinery and land use rights with net book value Land use rights CNY	Dec. 31, 2014 Guaranteed by the Group's land use rights with net book value Land use rights USD ($)	Dec. 31, 2014 Guaranteed by the Group's land use rights with net book value Land use rights CNY
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	$ 46,659,897	289,506,000	323,982,000	67,882,000	$ 3,518,357	21,830,000	55,962,000	$ 962,028	5,969,000	32,681,000	$ 10,000,000	$ 10,000,000	$ 35,381,813	219,530,000	$ 17,994,230	111,647,000	$ 7,810,495	48,461,000	$ 11,463,269	71,125,000